SECURITY DEPOSIT	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SECURITY DEPOSIT
SECURITY DEPOSIT

NOTE 10 – SECURITY DEPOSIT

At September 30, 2025, and June 30, 2025, security deposit consists of the following:

	September 30, 2025	June 30, 2025
Security deposit
- Factory site	$80,000	$80,000

On March 2, 2022, the Company, through VRAP, entered into a Commercial Lease Agreement and Option to Purchase (“Segama Lease Agreement”) the factory site from Segama Ventures for a lease term of seven (7) years (“Lease Term”) at a monthly rental of MYR 36,000 ($8,571). The rental for the entire Lease Term amounting to the sum of MYR 3,024,000 ($720,000) (the “Lease Payment”) was paid in advance upon commencement of the Segama Lease Agreement together with a payment of security deposit for the sum of MYR 336,000 ($80,000) (the “Security Payment”).

NOTE 10 - DEPOSITS PAID

At June 30, 2025 and 2024, deposits consist of the following:

	As of June 30,
	2025	2024
Security deposit
- Factory site (#2)	$80,000	$80,000

On March 2, 2022, the Company, through VRAP, entered into a Commercial Lease Agreement and Option to Purchase (“Segama Lease Agreement”) the factory site from Segama Ventures for a lease term of seven (7) years (“Lease Term”) at a monthly rental of MYR 36,000 ($8,571). The rental for the entire Lease Term amounting to the sum of MYR 3,024,000 ($720,000) (the “Lease Payment”) was paid in advance upon commencement of the Segama Lease Agreement together with a payment of security deposit for the sum of MYR 336,000 ($80,000) (the “Security Payment”).